Taxes on Income (Details) - Schedule of Taxes on Income (Tax Benefits) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes on Income (Tax Benefits) [Abstract]
Current taxes	$ 1,463	$ 12,619	$ (550)
Deferred taxes	(493)	9,946	415
Taxes on income	970	22,565	(135)
Domestic	(16)	20,400	322
Foreign	986	2,165	(457)
Current taxes	174	11,119	(1,171)
Deferred taxes	(190)	9,281	1,493
Domestic	(16)	20,400	322
Current taxes	1,289	1,500	621
Deferred taxes	(303)	665	(1,078)
Foreign	$ 986	$ 2,165	$ (457)